UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

March 13, 2012 to April 12, 2012

333-171508-01

Commission File Number of issuing entity:

GS Mortgage Securities Trust 2011-GC5

(Exact name of issuing entity as specified in its charter)

333-171508

Commission File Number of depositor:

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6538212

45-6538166

45-6538343

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5614

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒
A-2	☐	☐	☒
A-3	☐	☐	☒
A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 12, 2012, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by GS Mortgage Securities Corporation II (the “Depositor”) and held by GS Mortgage Securities Trust 2011-GC5 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from March 13, 2012 to April 12, 2012

The Depositor has filed a Form ABS-15G on February 14, 2012. The CIK number of the Depositor is 0001004158.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, has filed a Form ABS-15G on February 13, 2012. The CIK number of GSMC is 0001541502.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, has filed a Form ABS-15G on February 13, 2012. The CIK number of CGMRC is 0001541001.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

The Park Place Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $19,277,767 as of December 31, 2011 which was previously reported on form 10-K filed on March 30, 2012, Accession Number: 0001193125-12-142565

The 1551 Broadway mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $15,524,284.00 as of December 31, 2011. *This is updated from the amount previously reported on form 10-K filed on March 30, 2012, Accession Number: 0001193125-12-142565

American Eagle Outfitters, Inc., the guarantor of the lease of the sole tenant at the mortgaged property that secures the 1551 Broadway mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(1) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. Set forth in the table below is the information required under Item 1112(b) of Regulation AB with respect to such significant obligor which was previously reported on form 10-K filed on March 30, 2012, Accession Number: 0001193125-12-142565:

	January 28, 2012	January 29, 2012	January 30, 2012	January 31, 2012	February 1, 2012
	(In thousands, except per share amounts, ratios and other financial information)
Summary of Operations(2)
Net sales	$3,159,818	$2,967,559	$2,940,269	$2,948,679	$3,041,158
Comparable store sales increase (decrease)(3)	3%	(1)%	(4)%	(10)%	1%
Gross profit	$1,128,341	$1,170,959	$1,173,430	$1,197,186	$1,438,236
Gross profit as a percentage of net sales	35.7%	39.5%	39.9%	40.6%	47.3%
Operating Income	$231,136	$317,261	$310,392	$382,797	$652,201
Operating income as a percentage of net sales	7.3%	10.7%	10.6%	13.0%	21.4%
Income from continuing operations	$151,705	$181.934	$213,398	$229,984	$433,507
Income from continuing operations as a percentage of net sales	4.8%	6.1%	7.3%	7.8%	14.3%
Per Share Results
Income from continuing operations per common share-basic	$0.78	$0.91	$1.04	$1.12	$2.01
Income from continuing operations per common share-diluted	$0.77	$0.90	$1.02	$1.11	$1.97
Weighted average common shares outstanding — basic	194,445	199,979	206,171	205,169	216,119
Weighted average common shares outstanding — diluted	196,314	201,818	209,512	207,582	220,280
Cash dividends per common share	$0.44	$0.93	$0.40	$0.40	$0.38
Balance Sheet Information
Total cash and short-term investments	$745,044	$734,695	$698,635	$483,853	$619,939

	January 28, 2012	January 29, 2012		January 30, 2012	January 31, 2012	February 1, 2012

Long-term investments	$847		$5,915	$197,773	$251,007		$165,810

Total assets	$1,950,802		$1,879,998	$2,138,148	$1,963,676		$1,867,680

Short-term debt	$—	$		$30,000	$75,000	$

Long-term debt	$—		$—	$—	$—	$

Stockholders’ equity	$1,416,851		$1,351,071	$1,578,517	$1,409,031		$1,340,464

Working capital	$882,087		$786,573	$758,075	$523,596		$644,656

Current ratio	3.18		3.03	2.85	2.30		2.71

Average return on stockholders’ equity	11.0%		9.6%	11.3%	13.0%		29.0%

Other Financial Information(2)

Total stores at year-end	1,090		1,086	1,075	1,070		968

Capital expenditures	$100,135		$84,259	$127,080	$243,564		$249,640

Net sales per average selling square foot(4)	$545		$524	$526	$563		$644

Total selling square feet at end of period	5,115,770		5,067,489	4,981,595	4,920,285		4,492,198

Net sales per average gross square foot(4)	$436		$420	$422	$452		$522

Total gross square feet at end of period	6,398,034		6,339,469	6,215,355	6,139,663		5,581,769

Number of employees at end of period	39,600		39,900	38,800	36,900		38,400

(1)	All fiscal years presented include 52 weeks.
(2)	All amounts presented are from continuing operations and exclude MARTIN+OSA’s results of operations for all periods. Refer to Note 15 to the accompanying Consolidated Financial Statements for additional information regarding the discontinued operations of MARTIN+OSA.
(3)	The comparable store sales increase for the period ended February 2, 2008 is compared to the corresponding 52 week period in Fiscal 2006.
(4)	Net sales per average square foot is calculated using retail store sales for the year divided by the straight average of the beginning and ending square footage for the year.

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

(a)	The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the April 12, 2012 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ J. Theodore Borter
J. Theodore Borter, President

Date: April 27, 2012

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the April 12, 2012 distribution.